Annual Total Returns[BarChart] - Invesco Raymond James SB-1 Equity ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.15%)	14.93%	43.37%	4.65%	(6.17%)	19.73%	13.02%	(14.52%)	32.13%	6.03%